Ordinary Shares (Details) - USD ($)				1 Months Ended
	Jul. 02, 2021	Feb. 09, 2021	Jan. 03, 2020	May 30, 2020	Apr. 28, 2020	Feb. 22, 2020	Oct. 31, 2019
Ordinary Shares (Details) [Line Items]
Ordinary shares issued						3,760,911
Per share (in Dollars per share)						$ 0.001
Ordinary shares issued (in Dollars per share)							$ 2,015,400
Capital injection (in Dollars)							$ 2,557,654
Redesignation, description					the Company approved the re-designation of 5,763,077 of the Company’s issued ordinary shares held by Joya Enterprises Limited into 5,763,077 Class B ordinary shares and an aggregate of 9,178,234 of the Company’s issued ordinary shares held by Joya Enterprises Limited and certain other shareholders into 9,178,234 Class A ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each holder of Class A ordinary shares will be entitled to one vote per one Class A ordinary share and each holder of Class B ordinary shares will be entitled to seven votes per one Class B ordinary share. The Class A ordinary shares are not convertible into shares of any other class. The Class B ordinary shares are convertible into Class A ordinary shares at any time after issuance at the option of the holder on a one-to-one basis.
Class A Ordinary Shares [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued		1,065,089		500,000
Nominal cash consideration (in Dollars)				$ 500
Aggregate share issued				1,343,600
Investors for cash consideration (in Dollars)				$ 1,707,893
Non controlling interests		6.45%
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued	6,200,000
Aggregate share issued	6,200,000
Shares price per share (in Dollars per share)	$ 6
Aggregate amount (in Dollars)	$ 34,839,398
Aggregate amount pursuant to the underwriting agreement (in Dollars)	$ 37,200,000
Joya Enterprises Limited [Member]
Ordinary Shares (Details) [Line Items]
Ordinary shares issued			9,165,000
Per share (in Dollars per share)			$ 0.001